Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (650,671)	$ 3,236,641	$ 247,731
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Fair value changes of short-term investments	(318,359)
Provision for allowance for expected credit losses	54,579
Expensed deferred listing fee		137,596
Changes in operating assets and liabilities:	706
Prepayment, deposit and other receivables, net	(68,789)
Other payables and accruals	217,383
Lease liabilities - operating leases	32,244
Net cash (used in) provided by operating activities	(732,907)	3,374,237	247,731
Cash flows from investing activities
Purchase of short-term investments	(7,958,974)
Advance to a subsidiary	(649,611)
Purchase of plant and equipment	(8,782)
Net cash used in investing activities	(8,617,367)
Cash flows from financing activities
Issuance of ordinary shares			641,026
Net proceeds from initial public offering	8,915,989
Net proceeds from share over-allotment	696,792
Payment of deferred offering cost	(565,937)	(20,026)	(633,891)
Advance from a subsidiary	630,357	28,372
Repayment to a subsidiary			(7,135)
Dividend paid		(3,377,564)	(247,731)
Net cash provided by (used in) financing activities	9,677,201	(3,369,218)	(247,731)
Net (decrease) increase in cash and cash equivalents, and restricted cash	326,927	5,019
Cash and cash equivalents, and restricted cash at beginning of the year	5,019
Cash and cash equivalents, and restricted cash at end of the year	$ 331,946	$ 5,019